Short-Term Bank Loans (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Aug. 19, 2024
Short-Term Bank Loans [Line Items]
Withdrawn amount	¥ 14,291
Interest rate for the loan	3.60%
Interest expense	¥ 326	¥ 109
Credit Agreement [Member]
Short-Term Bank Loans [Line Items]
Debt term	12 months
China Merchants Bank [Member]
Short-Term Bank Loans [Line Items]
Credit extension contract amount			¥ 15,000